Income Taxes - Additional Information (Detail) - USD ($) $ in Millions				12 Months Ended
	Dec. 03, 2021	Sep. 05, 2018	Apr. 06, 2018	Dec. 31, 2021
Disclosure of Income Taxes [Line Items]
pre-tax income				$ 2,633
Prior year tax loss carryforwards value				518
Income tax return 2012 [member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed			$ 31
Income tax return 2012 [member] | Columbia Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Income tax penalty due to inadmissible compensation				$ 14
Time period for which the proceeding shall last				2 years
Income tax return 2011 [member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed		$ 21
Income Tax Return 2010 to 2014 [Member] | Spanish Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed	$ 78
Additional income tax payable due to assessment				$ 55